Business combination (Tables)	12 Months Ended
Dec. 31, 2021
Pinzhi
Business Acquisition [Line Items]
Summary of allocation of the purchase price as of the date of acquisition

The allocation of the purchase price as of the date of acquisition is summarized as follows (in thousands):

RMB

Net liabilities acquired	(1,468)
Amortizable intangible assets
Content	31,500
Brand name	13,000
Technology	1,600
Goodwill	50,833
Deferred tax liabilities	(11,525)
83,940

Summary of total purchase price	Total purchase price comprised of (in thousands):

RMB

Cash consideration	38,940
Contingent consideration at fair value	45,000
Total	83,940

Yincheng Limited
Business Acquisition [Line Items]
Summary of allocation of the purchase price as of the date of acquisition

The allocation of the purchase price as of the date of acquisition is summarized as follows (in thousands):

RMB
Net assets acquired	1,945
Amortizable intangible assets
Brand name	12,000
Technology	2,400
Goodwill	22,830
Deferred tax liabilities	(3,600)
35,575

Summary of total purchase price	Total purchase price comprised of (in thousands):

RMB
Cash consideration	13,875
Contingent consideration at fair value	15,700
Capital injection	6,000
Total	35,575